Derivative Financial Instruments - Schedule of Derivative Financial Instruments (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Disclosure Of Derivative Financial Instruments Abstract
Current liabilities		$ 1,484